N-CSR26.SUB
                                  FORM  N-CSR/A

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/06

Date of reporting period:                            07/01/06 to 12/31/06


The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 12, 2007 in order to restate certain financial disclosure information about The Valley Forge Fund, Inc. ("the Fund"). Additional information about such restatement is contained in Note 7 to the financial statements of the Fund.

Item 1. Report to Shareholders.

                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         December 31, 2006


Dear Shareholder:

Your Fund started 2006 at $8.89 per share. Results show that our net asset value per share closed at $9.53 after paying a $0.2524 dividend. This represents an increase in value of 10% this year as compared to the Dow Jones Industrial Average ("DJIA") that increased 16%

The cash position in the Fund's securities has been held at about 40% since midyear. This was done because of the conservative nature of our Fund. It cost some profit but allowed shareholders to sleep at night while receiving a reasonable return on their investment.

Management believes absolutely that a sharp break in the market will occur from some totally unexpected event. In the meantime, the large cash position earning 5% interest will be maintained to weather the present turbulent conditions that now exist. This will be used to purchase securities at significantly lower prices if or when the break occurs.

Financial figures for the year ended December 31, 2006 are attached.



Respectfully submitted,


s/Bernard B. Klawans
President

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospect-us. Nothing herein contained is to be considered an offer of sale or solicita-tion or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and materi-al information.


				2006 PERFORMANCE DISCUSSION

The Fund increased 10% in value in 2006 compared to the Dow Jones Industrial Average increase of 16%. Our communication securities including ADC Tele-communications and AT&T Corp. about broke even. The same was true with regard to our basic material securities including Coeur D'Alene Mines and Peabody Energy Corp. Our consumer stocks increased nicely, including Federal Agric Mtg Corp., Home Depot, Johnson and Johnson Corp., Kimberly Clark Corp., Pep Boys-Manny, Moe & Jack, Supervalue and Time Warner. Our industrials also performed well including General Electric and Granger (W.W.) Inc. Our manufacturing stock Abitibi Consolidated was down appreciably. Technology stocks including Cisco Systems and EMC Corp. were up nicely.


                           VALLEY FORGE FUND

                         EXPENSES - DECEMBER 31, 2006


As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on January 1, 2006 that is held for the entire twelve-month period to December 31, 2006.

Actual Expenses: Line one of the following table provides actual values and expenses. Simply divide your account value on January 1, 2007 by $1,000 (i.e., an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to cal-culate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund's actual return. These hypothetical acount values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any di-rect costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

              Beginning Account    Ending Account           Expenses Paid
                    Value               Value              During Period *
                July 1, 2006     December 31, 2006   July 1 to December 31, 2006
Actual           $1,000.00           $1,090.30                $  6.69
Hypothetical**   $1,000.00           $1,018.80                $  6.46

 *   Expenses are equal to the Fund's annualized expense ratio of 1.27%

 **  With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION

    Top Ten Holdings, % of Net Assets       Asset Allocation, % of Net Assets
    Cisco Systems                7.04%    Basic Materials                   2.7%
    Time Warner                  6.74     Communications                    4.7
    General Electric Corp.       5.76     Consumers                        31.4
    Supeervalu                   5.53     Industrials                       9.4
    Federal Agric/mtg. Corp      5.01     Manufacturing                     1.6
    The Home Depot Inc.          4.14     Technology                       10.4
    Granger (W. W.)              3.61     Short Term Investments           38.6
    Kimberly-Clark Corp.         3.50     Other Assets Less Liabilities     1.2
    Johnson & Johnson            3.40                                     _____
    EMC Corp.                    3.40                                     100.0%
                                _____                                     ======
                                48.13%
                                =====

 The above portfolio holdings are subject to change and are not recommendations of individual stocks.





                               VALLEY FORGE FUND
                   SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006

COMMON STOCKS:                       60.2%     Shares        Cost        Value

Basic Materials                      2.7%
 Coeur D'Alene Mines Corporation *             13,000    $  221,935   $   64,350
 Peabody Energy Corp.                           5,000       238.705      202,050
                                                         __________   __________
                                                            460.640      266,400
Communications                       4.7%
 ADC Telecommunications *                      12,000       190,022      174,360
 AT&T Corp.                                     7,794       236,686      278,635
                                                         __________   __________
                                                            426,708      452,995
Consumers                           31.4%
 Federal Agic Mtg Corp. Class C Non Voting     17,900       410,558      485,627
 The Home Depot Incorporated, Inc.             10,000       394,960      401,600
 Johnson & Johnson Corp.                        5,000       289,505      330,100
 Kimbery-Clark Corp                             5,000       295,455      339,750
 Pep Boys - Manny, Moe & Jack                  20,000       542,916      297,200
 Supervalu Inc.                                15,000       162,719      536,250
 Time Warner Inc.                              30,000       609,680      653,400
                                                         __________   __________
                                                          2,705,793    3,043,927
Industrials                          9.4%
 General Electric Company                      15,000       606,320      558,150
 Granger (W. W.) Inc.                           5,000       273,605      349,700
                                                           ________    _________
                                                            879,925      907,850
Manufacturing                        1.6%
 Abitibi Consolidated (Canadian)               60,000       461,838      153,600

Technology                          10.4%
 Cisco Systems *                               25,000       485,550      683,250
 EMC Corporation *                             30,000       313,615      330,000
                                                         __________   __________
                                                            799,165    1,013,250
                                                          _________   __________
 Total Common Stocks                                     $5,734,069   $5,838,022
                                                         __________   __________

SHORT-TERM INVESTMENTS:              38.8%
 Citizens Bank Money Market 5.0%                         $3,747,877   $3,747,877
                                                         __________   __________
  Total Short-Term Invstments                            $3,747,877   $3,747,877
                                                         __________   __________
TOTAL INVESTMENTS                    98.8%               $9,481,946   $9,585,899
                                                         __________   __________
OTHER ASSETS LESS LIABILITIES - NET   1.2%               $  112,560   $  112,560
                                                         __________   __________
                                                         $9,594,506   $9,698,459
 NET ASSETS                         100.0%               ==========   ==========


                       * Non-income producing during the period


    The accompanying notes are an integral part of these financial statements







                               VALLEY FORGE FUND
             STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 2006

Assets: Investments in securities at value (cost $ 9,481,946)       $ 9,585,899
  Cash and cash equivalents                                             109,455
  Dividends receivable                                                    6,650
                                                                    ___________
           Total Assets                                               9,702,004
                                                                    ___________

Liabilities: Accrued expenses                                             3,545
                                                                     __________
           Total Liabilities                                              3,545
                                                                      _________
Net Assets:                                                         $ 9,698,459
                                                                    ===========
Composition of Net Assets:
  Common stock                                                      $     1,017
  Paid in capital                                                     9.550,240
  Accumulated undistributed net investment income                        43,249
  Net unrealized appreciation of investments                            103,953
                                                                    ___________
   Net Assets:  (equivalent to $9.53 per share based on
                 1,017,294 shares outstading) (Note 4)              $ 9,698,459
                                                                    ===========


         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2006

Investment Income:
  Dividends: (net of foreign taxes of $388)                          $  111,699
  Interest                                                              116,130
                                                                     __________
    Total Income:                                                       227,829
                                                                     __________
Expenses:
  Investment advisory fee (Note 2)                                       94,682
  Registration & custody fees                                             2,817
  Audit fees                                                              9,800
  Printing and mailing expenses                                           6,034
  Non-interested directors' fees and expenses                             2,934
  Communications                                                          1,912
  Insurance                                                               1,119
  Other                                                                     990
                                                                     __________
    Total expenses:                                                     120,288
                                                                     __________
Net Investment Income:                                               $  107,541
                                                                     __________
Realized and Unrealized Gain (Loss) From Investments:
  Net realized gain on investment securities                            141,576
  Net increase in unrealized appreciation on investment securities      661,388
                                                                     __________
Net Realized and Unrealized Gain from Investments:                      803,064
                                                                     __________
Net Increase in Net Assets Resulting from Operations:                $  910,605
                                                                     ==========

   The accompanying notes are an integral part of these financial statements







                                VALLEY FORGE FUND
          STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED 2006 & 2005

                                                           12/31/06    12/31/05

Increase (Decrease) in Net Assets from Operations:
 Investment income - net                                $   107,541  $   51,985
 Net realized gain from investments                         141,676     138,874
 Unrealized appreciation (depreciation) of investments      661,388    (381,334)
                                                         ___________  __________
  Net increase (decrease) in net assets fron operations     910,605    (190,475)

 Distributions to shareholders                             (249,217)   (190,847)
 Capital share transactions (Note 4)                       (473,029)   (178,648)
                                                         ___________  __________
  Total increase (decrease)                                 188,359    (559,970)

Net Assets:
 Beginning of period                                    $ 9,510,100  $10,070,070
                                                        ___________  ___________
 End of period                                          $ 9,698,459  $ 9,510,100
                                                        ===========  ===========

                 NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates


                                VALLEY FORGE FUND
         NOTES TO FINANCIAL STATEMENTS (Continued) - DECEMBER 31, 2006

and assumptions that affect the reported amounts of assets & liabilities & dis-closure of contingent assets & liabilities at the date of the financial state-ments & reported amounts of increases & decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Concentration of credit risk: The Company maintains its cash in bank deposit accounts at one financial institution. The balances, at times, may exceed depositor's insurance provided by the applicable guaranty agency.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, pay-able monthly, for providing investment advice at an annual rate of 1% based on the average daily net assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $94,682 as paid for the year ended December 31, 2006. The Manager also provides transfer agency, portfolio pricing, adminis-tration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the year ended December 31, 2006. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

In addition, the Manager engaged in the following related party transactions during the year ended December 31, 2006. The sole shareholder of the Manager personally made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments. These loans were repaid without interest by the Fund. During the fiscal year ending December 31, 2006, $27,000 of loans were made to the Fund and repaid to the sole shareholder of the Manager without interest.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2006 were $701,465 and $3,687,286 respectively. At December 31, 2006, net unrealized appreciation for Federal income tax puposes aggregated $103,953 of which $915,978 related to unrealized appreciation of securities and $812,025 related to unrealized depreciation of securities. The cost of investments at December 301, 2006 for Federal income tax purposes was $5,733,869 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of December 31, 2006, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled $9,551,257. Transactions in capital stock were as follows for the years ended:
                                        December 31, 2006     December 31, 2005
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             17,382  $ 163,888     26,847  $ 235,573
Shares issued in dividend reinvestment  24,971    238,909     20,325    182,277
Shares redeemed                        (94,479)  (875,826)   (68,056)  (596,498)
                                       _________________________________________
Net decrease                           (52,126) $(473,029)   (20,884) ($178,648)
                                       =========================================

5. FEDERAL INCOME TAXES - Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of Dec-ember 31, 2006, taxable components of distributable earnings were as follows:

               Undistributed ordinary income         $   43,249
               Uudistributed appreciation               103,953
                                                     __________
                                                     $  147,202

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:
                                               2006          2005
            Ordinary income                 $ 168,592     $  51,982
            Long term capital gains            80,625       138,865
                                            _________     _________
                                            $ 249,217     $ 190,847

6. NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Stand-ards Board (FASB) issued Interputation N0. 48 - Accounting for uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recog-nized. These tax positions must meet a "more likely than not" standard that, based on their merits, have a more than 50% likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginn-ing after Decembere 15, 2006. At adoption, the financial statements must be ad-justed to refledt only those tax positions that are more likely than not of be-ing sustained. Fund management is curently evaluating the impact that FASB Interpretation will have on the Fund's financial statements.

7. RESTATEMENT OF PREVIOUSLY ISSUES FINANCIAL STATEMENTS - The Fund's previously issued financial statements omitted disclosures in Note 1 regarding concentrations of credit risk and disclosures in Note 2 regarding related party transactions whereby the sole shareholder of the Manager made various short-term loans to the Fund in order to assist the Fund in meeting redemotion requests without having to sell portfolio investments.

                                VALLEY FORGE FUND
                              FINANCIAL HIGHLIGHTS
        For a share of capital stock outstanding throughout the period
                                                Years Ended December 31
                                         2006    2005    2004    2003    2002
PER SHARE DATA:
Net Asset Value, Beginning of Year      $ 8.89  $ 9.24  $ 8.89  $ 7.18  $ 7.98
Income from Investment Operations:
 Net Investment Income *                  0.25    0.18    0.13    0.14    0.15
 Net Real & Unrealized Gain (Loss)        0.64   (0.35)   0.35    1.72   (0.78)
                                        ________________________________________
  Total From Investment Operations        0.89   (0.17)   0.48    1.86   (0.63)
Less Distributions                       (0.25)  (0.18)  (0.13)  <0.15>  (0.17)
                                         _______________________________________
Net Asset Value, End of Period          $ 9.53  $ 8.89  $ 9.24  $ 8.89  $ 7.18
Total Return **                          10.12%  (1.84)%  5.40%  25.91%  (7.89)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                  1.27%   1.36%   1.22%   1.32%   1.24%
Net Investment Income                     1.14%   0.55%   0.69%   1.31%   2.30%
SUPPLEMENTAL DATA:
Net Assets End of Period in Thousands   $ 9,698  $ 9,510 $10,070 $ 9,523 $ 7,334
Portfolio Turnover Rate                  10.30%  18.31%  14.99%  16.27%  43.10%

     * Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
     **  Total return assumes reeinvestment of dividends.
   The accompaning notes are integral parts of these financial statements


                             ADDITIONAL INFORMATION

PROXY VOTING GUIDLINES - The Fund's proxy voting policies and procedures, and in formation regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange's ("SEC") website (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of invest-ments with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available at the SEC's website (http://www.sec.gov) & may be reviewed at the SEC's Public Reference Room in Washington DC. Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330)

BOARD OF DIRECTORS - The Fund's business and affairs are managed under the di-rection of Directors that are elected annually to serve for one year. Informa-tion pertaining to them is set forth below. The Statement of Additional Information published by thr Fund contains additional information about these Directors, and is available without charge by calling 1-800-548-1942. Each may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

 Name and Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships
Interested Directors & Officers: *
Bernard B. Klawans  Director   Elected for One Year    President of       None
    Age 85          President  Served  Since Incep-    Valley Forge
                                tion 05/15/1973            Fund


                               VALLEY FORGE FUND
                      ADDITIONAL INFORMATION - (continued)

 Name and Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships

Sandra K. Texter    Treasurer  Elected for One Year   System Analyst      None
    Age 56                         Served Since       Lockeed Martin
                                    01/30/2003
Independent Directors:
Donald A. Peterson  Director   Elected for One Year   Program  Manager    None
    Age 66          and Board      Served Since       DRS Technologies
                    Chairman        08/15/1974

Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
    Age 64                         Served Since         Financial Off
                                    08/18/1980         Linearizer Tech

Dr. James P. King   Director   Elected for One Year       President       None
    Age 73                     Served  Since Incep-   Desilube Tech Inc
                                 tion 05/15/1973

C. William Majer    Director   Elected for One Year        President      None
    Age 70                    Served Since  06/21/05     MajerPlus LTD

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because his ownership of the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans.


           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the Valley Forge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the Valley Forge Fund, ("the "Fund") including the schedule of investments, as of December 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirma-tion of securities owned as of December 31, 2006, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Valley Forge Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the financial statements, the accompanying financial statements have been restated.

Abington Pennsylvania                                   s/ Sanville & Company
February 9, 2007, except for the information in in Note 7, as to which the date is November 2, 2007




Item 2. Code of Ethics.

                                 CODE OF ETHICS
Pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to the Fund's principal executive, financial and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the sthical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
The Fund is small and has had a flawless financial record since inception 36 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is John F. Townsend of Sanville & Company, whose reports and communications indicate total satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 36 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has acted as Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the secretary, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 36 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  12/31/06
                                                      /s/ Bernard B. Klawans
                                                          President

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              12/31/06

Cover Letter

                                                           January 30, 2007


N-CSR Filing
Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington DC. 20549

Re: The Year-End Valley Forge Fund N-CSR Filing for the Year 2006

Dear Gentlepersons:

This letter covers transmittal of the Valley Forge Fund's N-CSR filing for the year ended 2006.

A copy of the annual audited report to shareholders is included as Item 1.

A statement of a Code of Ethics for individual personnel conduct pertainent to the Fund and Investment Manager is again presented as Item 2. This Code of Ethics is intended to compliment the Code of Ethics for security purchase and sales that the Board of Directors established years ago. The older Code was included as an exhibit to our N-1A 2003 filing to further publicize this information.

Rational for not having an audit committee or an independent audit committee financial expert associated with the Fund is again presented in Item 3. Major reasons included the size of the Fund, the Fund's history and the costs invol-ved. However, the Board will continue to observe and monitor this item to determine whether the need for such action may be warrented.

Details about Fund Controls and Procedures are given in Item 9. The Privacy Policy of the Fund was included in the proxy statement sent to all shareholders on June 4, 2006.

Certification statements desired by the law are properly agreed to and signed by the pretainent personnel.

Please call or write if there is anything the undersigned could change or add to inprove the service to its shareholders of this filing.




                                                          Yours truly,


                                                       /s Bernard B. Klawans
                                                          President